Debt - Summary of Debt - Senior Secured Credit Facility - Outstanding borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt
2019			$ 60,345
2020			15,345
2021			15,345
2022			15,345
2023			1,422,613
Thereafter			500,000
Total debt outstanding	$ 1,342,484	$ 1,346,320	2,028,993	$ 2,060,700
Less: capitalized debt issuance costs and original issue discount			(38,471)
Long-term Debt, Total			$ 1,990,522